Note 7 - Warrants - Fair Value of Warrants Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Derivative Liability, Noncurrent	$ 1,040,305	$ 1,963,785
Private Warrants [Member]
Derivative Liability, Noncurrent	1,040,305
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Derivative Liability, Noncurrent	$ 1,040,305